Note 14 - Subsequent Event (Details Textual) - Scenario, Unspecified [Domain] - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Feb. 28, 2015	Feb. 27, 2015	Jun. 30, 2015		Mar. 20, 2015	Dec. 31, 2014	May. 14, 2013	Apr. 30, 2013	Jan. 17, 2013	Dec. 31, 2012
Series C Convertible Preferred Stock [Member] | Subsequent Event [Member]
Proceeds from Issuance of Convertible Preferred Stock		$ 3,000
Convertible Preferred Stock, Conversion Price Per Share		$ 0.18
Convertible Preferred Stock, Total Conversion Shares		16,666,666
Series C Convertible Preferred Stock [Member]
Proceeds from Issuance of Convertible Preferred Stock	$ 2,700
Convertible Preferred Stock, Conversion Price Per Share					$ 0.142
Subsequent Event [Member] | Series D Warrants [Member] | Placement Agent for Offering [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		1,333,333
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.22
Subsequent Event [Member] | Series D Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		16,666,666
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.22
Subsequent Event [Member] | Series E Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		16,666,666
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.18
Subsequent Event [Member] | Series F Warrants [Members]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		16,666,666
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.22
Series D Warrants [Member] | Placement Agent for Offering [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1,333,333
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.17	[1]	0.142
Series D Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	16,666,666
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.22		0.17	[1]	0.1704
Series E Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.18		0.14	[1]	0.142
Series F Warrants [Members]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.22		0.17	[1]	$ 0.1704
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	49,999,998
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.20			$ 0.66	$ 0.50	$ 0.60	$ 0.60	$ 0.75

[1]	See discussion under "Series C Convertible Preferred Stock" in Note 7.